Stockholders' Equity - Schedule of Warrant Activity (Details) - shares	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Stockholders' equity
Warrants Outstanding, Beginning balance	2,861,096	8,303,836
Warrants Issued
Warrants Exercised	(2,399,999)	(5,329,220)
Warrants Expired/Cancelled		(113,520)
Warrants Outstanding, Ending balance	461,097	2,861,096